Loans (Details) - Part-2 € in Thousands, ₪ in Millions			1 Months Ended				12 Months Ended
	Jan. 31, 2023 EUR (€)	Nov. 30, 2020 EUR (€)	Oct. 31, 2023	Mar. 31, 2023	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 ILS (₪)	Jun. 30, 2023	Mar. 31, 2022	Dec. 31, 2020	Mar. 12, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Loans (Details) - Part-2 [Line Items]
Amount of loan								₪ 353				€ 18,400
Floating interest rate							5.65%	5.65%			4.50%
Fixed interest rate	5.95%
Fixed interest rate [member]
Loans (Details) - Part-2 [Line Items]
Floating interest rate							6.05%	6.05%
Talasol Project [Member]
Loans (Details) - Part-2 [Line Items]
Annual interest rate							C.In order to minimize the interest-rate risk resulting from liabilities to banks and financing institutions linked to the Euribor, the Company executed swap transactions.
Spanish subsidiaries [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan												18,400
Goor loan agreement							The Facility Agreement provides for mandatory prepayment upon the occurrence of certain events and includes various customary representations, warranties and covenants, including covenants to maintain a DSCR on an aggregate basis not lower than 1.05:1, and not to make distributions unless, among other things: (i) the DSCR, on an aggregate basis, is equal to or higher than 1.15:1.0, (ii) the first instalment of the Project Finance has been repaid, (iii) no amount under the revolving credit tranche has been withdrawn and not fully repaid and no drawdowns of the revolving credit tranche are expected within the next six months, and (iv) the Subsidiaries’ net debt to regulatory value (as such terms are defined in the Facility Agreement) ratio is equal to or higher than 0.7:1.
Maturity date							December 2037
Annual interest rate							Euribor 6 months plus a margin of 2% (with a zero interest floor) and repaid semi-annually on June 20 and December 20
Photovoltaic Plants Subsidiaries [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 23,500
Aggregate nominal purchase price													€ 14,850
Aggregate amount													€ 14,600
Tranche One [Member]
Loans (Details) - Part-2 [Line Items]
Repaid over a period							12 years
/Number of installment							144 months
Tranche Two [Member]
Loans (Details) - Part-2 [Line Items]
Repaid over a period							12 years
/Number of installment							144 months
Tranche Three [Member]
Loans (Details) - Part-2 [Line Items]
Repaid over a period							12 years
/Number of installment							144 months
Tranche Four [Member]
Loans (Details) - Part-2 [Line Items]
Repaid over a period							12 years
/Number of installment							144 months
Senior Secured Tranche[Member] | Fixed interest rate [member]
Loans (Details) - Part-2 [Line Items]
Floating interest rate							5.15%	5.15%
Revolving Credit Facility1 Member | Spanish subsidiaries [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan												800
Swap contract [member]
Loans (Details) - Part-2 [Line Items]
Aggregate amount												17,600
Swap contract [member] | Spanish subsidiaries [Member]
Loans (Details) - Part-2 [Line Items]
Maturity date							December 2037
Aggregate amount												€ 17,600
Annual interest rate							Euribor 6 month rate with a fixed 6 month rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%.
Goor Loan Agreement [Member]
Loans (Details) - Part-2 [Line Items]
Repaid over a period							12 years 3 months
Withdrawn loans							€ 5,600
Goor Loan Agreement [Member] | Tranche One [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 3,510
Floating interest rate							3.00%	3.00%
Fixed interest rate							3.45%
Goor Loan Agreement [Member] | Tranche Two [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 2,090
Floating interest rate										2.50%
Fixed interest rate				2.65%
Goor Loan Agreement [Member] | Credit Facility [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							370
Oude Tonge Loan Agreement [Member]
Loans (Details) - Part-2 [Line Items]
Withdrawn loans					€ 4,850	€ 4,850
Variable interest							100
Oude Tonge Loan Agreement [Member] | Tranche One [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							3,150
Oude Tonge Loan Agreement [Member] | Tranche Two [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							1,540
Floating interest rate				2.90%
Oude Tonge Loan Agreement [Member] | Tranche Three [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 160
Floating interest rate				3.40%
Repaid over a period							12 years 3 months
Rabobank [Member]
Loans (Details) - Part-2 [Line Items]
Fixed interest rate							3.95%
Rabobank [Member] | Groen Gas Oude-Tonge [Member]
Loans (Details) - Part-2 [Line Items]
Floating interest rate									3.10%
Luda And Ellomay Luxemburg Member
Loans (Details) - Part-2 [Line Items]
Goor loan agreement							that Groen Goor and Groen Gas Oude Tonge, as applicable, will not make distributions to its shareholders for a period of two years following the execution of the Loan Agreement, (b) that Groen Goor will not make distributions or repurchase its shares so long as the equity (including owners loans) to total assets ratio of Groen Goor is less than 40%, (c) that in the event the equity (including owners loans) to total assets ratio of Groen Goor and Groen Gas Oude Tonge will be below 40%, its shareholders will invest the equity required in order to increase this ratio to 40%, pro rata to their holdings in Groen Goor and Groen Gas Oude Tonge, as applicable, and up to a maximum of €1.2 million
Groen Gas Gelderl And Bv Member
Loans (Details) - Part-2 [Line Items]
Amount of loan		€ 750
Floating interest rate		3.00%	5.00%
Repaid over a period		3 years
Variable interest							€ 750
/Number of installment		56 months
Aggregate amount of withdrawn														€ 6,900	€ 6,900
Outstanding principal amount							1,890
Maturity date		August 2025
Maturity period		5 years
Groen Gas Gelderl And Bv Member | Tranche One [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 2,453
Floating interest rate		3.10%					3.60%	3.60%
Groen Gas Gelderl And Bv Member | Tranche Two [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 1,200
Floating interest rate							4.50%	4.50%
Fixed interest rate							3.50%
Groen Gas Gelderl And Bv Member | Tranche Three [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan	€ 400
Floating interest rate	3.55%
Groen Gas Gelderl And Bv Member | Tranche Four [Member]
Loans (Details) - Part-2 [Line Items]
Amount of loan							€ 2,847
Fixed interest rate							3.50%
Groen Gas Gelderl And Bv Member | New Facilities Agreement [Member]
Loans (Details) - Part-2 [Line Items]
Extension of maturity period			5 years
Groen Gas Gelderl And Bv Member | New Facilities Agreement [Member] | Talasol Project [Member]
Loans (Details) - Part-2 [Line Items]
Aggregate amount of withdrawn						€ 6,900